Fair Value Measurements - Change in Fair Value of Derivative Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IRLCs
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of year	$ (1,513)	$ 7,568
Change in fair value	3,153	(9,081)
Balance at end of year	1,640	(1,513)
Bifurcated derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of year	236,603	0
Change in fair value	(236,603)	236,603
Balance at end of year	$ 0	$ 236,603